As filed with the Securities and Exchange Commission on October 18, 2011
1933 Act Registration No. 333-71703
1940 Act Registration No. 811-09221

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 20	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[X]
Amendment No. 22	[X]

The Community Reinvestment Act Qualified Investment Fund

(Exact Name of Registrant as Specified in Charter)

2500 Weston Road
Suite 101
Weston, Florida  33331
(Address of Principal Executive Offices)

877-272-1977
Registrant's Telephone Number, including area code

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, Pennsylvania  19103
(Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 19 filed September 28, 2011, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester and Commonwealth of Pennsylvania on the 18th of October, 2011.

The Community Reinvestment Act Qualified Investment Fund
Registrant

/s/ David K. Downes
David K. Downes
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

	Signature	Title	Date

	/s/ David K. Downes	President	October 18, 2011
David K. Downes

	/s/ Joseph H. Hastings	Treasurer	October 18, 2011
Joseph H. Hastings

	*John E. Taylor	Trustee and Chairman	October 18, 2011
John E. Taylor

	*Burton Emmer	Trustee	October 18, 2011
Burton Emmer

	*Irvin M. Henderson	Trustee	October 18, 2011
Irvin M. Henderson

	*Robert Orrin Lehrman	Trustee	October 18, 2011
Robert Orrin Lehrman

	*Heinz Riehl	Trustee	October 18, 2011
Heinz Riehl

/s/ David K. Downes
*By:	David K. Downes
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase